Trade Receivables, Net	12 Months Ended
Sep. 30, 2023
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

NOTE 3. TRADE RECEIVABLES, NET

Trade receivables, net consisted of the following:

	As of September 30,
	2022	2023
	HK$	HK$
Trade receivables	23,740,180	43,325,361
Less: allowance for doubtful accounts	(44,000)	(8,347,208)
	23,696,180	34,978,153

The Group recorded provision for allowance for doubtful accounts of trade receivables of HK$3,000, HK$30,000, and HK$8,303,208 for the years ended September 30, 2021, 2022, and 2023, respectively.

Movement of provision for allowance for doubtful accounts of trade receivables is as follows:

	For the Years Ended September 30,
	2022	2023
	HK$	HK$
Balance at beginning of the year	14,000	44,000
Provision for the year	30,000	8,303,208
Balance at end of the year	44,000	8,347,208